CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 2,772,241	$ 2,922,241
Cost of revenues	1,546,570	697,182
Gross profit	1,225,671	2,225,059
Operating expenses:
General and administrative	1,514,464	1,342,468
Salaries and wages	2,243,852	2,459,586
Sales and marketing	293,317	154,895
Contracted services	2,559,979	1,470,782
Gain on disposal of equipment	(3,046)
Impairment expense		1,861,833
Total operating expenses	6,608,566	7,289,564
Loss from operations	(5,382,895)	(5,064,505)
Other income (expense):
Australian Tax Office credit	186,292
Gain on settlement of liabilities	27,413	172,262
Interest expense	(117,623)	(292,025)
Other	18,055	(831)
Total other income (expense), net	114,137	(120,594)
Net loss before income taxes	(5,268,758)	(5,185,099)
Income tax benefit (expense)	(925,459)	484,784
Net loss	(6,194,217)	(4,700,315)
Other comprehensive loss:
Foreign currency translation adjustment	(7,934)	(158,857)
Comprehensive loss	$ (6,202,151)	$ (4,859,172)
EARNINGS PER SHARE - Basic	$ (13.09)	$ (14.08)
EARNINGS PER SHARE - Diluted	$ (13.09)	$ (14.08)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic	473,200	333,884
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted	473,200	333,884